New and amended standards adopted by the Group (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of reclassifications or changes in presentation [abstract]
Summary of reclassification of Income Statement

	June 2021			December 2021
US Dollar million	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
Statement of financial position
Tangible assets	3,114	33	3,147	3,460	33	3,493
(Accumulated losses) and other reserves	(3,406)	33	(3,373)	(3,214)	33	(3,181)

Statement of changes in equity
(Accumulated losses) Retained earnings	(2,178)	33	(2,145)	(1,937)	33	(1,904)